7. Debt Discount (Tables) - Quarterly	15 Months Ended	3 Months Ended
	Mar. 31, 2014	Mar. 31, 2014 Quarterly Member
Debt Discount
Debt discount - net - December 31, 2012	$—
Debt discount	1,925,191
Accumulated amortization - 2013	(92,304)
Debt discount - net - December 31, 2013	$1,832,888

Debt discount - net - December 31, 2012	$—
Debt discount	1,925,191
Amortization expense - 2013	(92,301)
Debt discount - net - December 31, 2013	1,832,890
Amortization expense - 2014	(234,715)
Debt discount - net - March 31, 2014	1,598,175